Financial Instruments	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Investments, All Other Investments [Abstract]
Financial Instruments
4.	Financial Instruments

The following table represents the Company’s assets that are measured at fair value as of 31 October 2019 and 31 July 2019:
	As at 31 October 2019	As at 31 July 2019
Financial assets at fair value
Cash	$6,898,235	$9,004,716
Convertible loan receivable	67,166	52,225

Total financial assets at fair value	$6,965,401	$9,056,941

Management of financial risks

The financial risk arising from the Company’s operations include credit risk, liquidity risk, interest rate risk and currency risk. These risks arise from the normal course of operations and all transactions undertaken are to support the Company’s ability to continue as a going concern. The risks associated with these financial instruments and the policies on how to mitigate these risks are set out below. Management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company is not exposed to credit risk related to cash and cash equivalents as it does not hold cash in excess of federally insured limits, with major financial institutions. Credit risk associated with the convertible loans receivable (including the investment in and advances to GLDH) arises from the possibility that the principal and/or interest due may become uncollectible. The Company mitigates this risk by managing and monitoring the underlying business relationship. The Company is not currently exposed to any significant credit risk associated with its trade receivable.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company had a working capital of $8,288,767 as at 31 October 2019 and accordingly is not currently exposed to any liquidity risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to interest rate risk as it does not hold financial instruments that will fluctuate in value due to changes in interest rates.

Currency risk

Currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company is exposed to currency risk by incurring expenditures and holding assets denominated in currencies other than its functional currency. Assuming all other variables remain constant, a 1% change in the Canadian dollar against the US dollar would not result in a significant change to the Company’s consolidated interim statement of operations.

Other risks

The Company is not exposed to other risks unless otherwise noted.

4.	Financial Instruments

The following table represents the Company’s assets that are measured at fair value as of 31 July 2019 and 2018:
	As at 31 July 2019	As at 31 July 2018
Financial assets at fair value
Cash	$9,004,716	$324,837
Convertible loan receivable	52,225	-

Total financial assets at fair value	$9,056,941	$324,837

Management of financial risks

The financial risk arising from the Company’s operations include credit risk, liquidity risk, interest rate risk and currency risk. These risks arise from the normal course of operations and all transactions undertaken are to support the Company’s ability to continue as a going concern. The risks associated with these financial instruments and the policies on how to mitigate these risks are set out below. Management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company is not exposed to credit risk related to cash and cash equivalents as it does not hold cash in excess of federally insured limits, with major financial institutions. Credit risk associated with the convertible loans receivable (including the investment in and advances to GLDH) arises from the possibility that the principal and/or interest due may become uncollectible. The Company mitigates this risk by managing and monitoring the underlying business relationship. The Company is not currently exposed to any significant credit risk associated with its trade receivable.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company had a working capital of $10,262,959 as at July 31, 2019 and accordingly is not currently exposed to any liquidity risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to interest rate risk as it does not hold financial instruments that will fluctuate in value due to changes in interest rates.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company had a working capital of $8,288,767 as at 31 October 2019 and accordingly is not currently exposed to any liquidity risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to interest rate risk as it does not hold financial instruments that will fluctuate in value due to changes in interest rates.

Currency risk

Currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company is exposed to currency risk by incurring expenditures and holding assets denominated in currencies other than its functional currency. Assuming all other variables remain constant, a 1% change in the Canadian dollar against the US dollar would not result in a significant change to the Company’s consolidated interim statement of operations.

Other risks

The Company is not exposed to other risks unless otherwise noted.